SIGNIFICANT ACCOUNTING POLICIES - Other Liabilities (Details)	Dec. 31, 2018	Dec. 31, 2017
Minimum
Significant accounting policies
Discount rate	6.40%	4.60%
Projected increase rate in compensation	10.00%	8.00%
Maximum
Significant accounting policies
Discount rate	15.20%	9.20%
Projected increase rate in compensation	31.20%